DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill All Cap Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Research Opportunities Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Global Fund
Diamond Hill Short Duration Total Return Fund
Diamond Hill Core Bond Fund
Diamond Hill Corporate Credit Fund
Diamond Hill High Yield Fund

Supplement dated May 17, 2018 to Prospectus Dated February 28, 2018 As Amended May 11, 2018 and to Summary Prospectus for the Diamond Hill Long-Short Fund dated February 28, 2018

Effective June 30, 2018, R.H. (Ric) Dillon will retire from Diamond Hill Capital Management, Inc. and will no longer be a Portfolio Manager of the Diamond Hill Long-Short Fund.

Effective June 30, 2018, Nathan Palmer will be added as an Assistant Portfolio Manager of the Diamond Hill Long-Short Fund.

Accordingly, effective June 30, 2018, the Portfolio Management sections on Page 18 and Page 50 of the Prospectus for the Diamond Hill Long-Short Fund and Page 3 of the Summary Prospectus for the Diamond Hill Long-Short Fund are revised as follows:

R.H. (Ric) Dillon is removed as a Portfolio Manager, and Nathan Palmer is added as an Assistant Portfolio Manager.

In addition, references to Mr. Dillon on page 51 are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill All Cap Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Research Opportunities Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Global Fund
Diamond Hill Short Duration Total Return Fund
Diamond Hill Core Bond Fund
Diamond Hill Corporate Credit Fund
Diamond Hill High Yield Fund

Supplement dated May 17, 2018 to Statement of Additional Information Dated February 28, 2018

Effective June 30, 2018, R.H. (Ric) Dillon will retire from Diamond Hill Capital Management, Inc. and will no longer be a Portfolio Manager of the Diamond Hill Long-Short Fund.

Effective June 30, 2018, Nathan Palmer will be added as an Assistant Portfolio Manager of the Diamond Hill Long-Short Fund.

Accordingly, effective June 30, 2018, this Statement of Additional Information is revised as follows:

The Portfolio Manager Holdings section beginning on Page 53 is replaced with the following information:

Fund	Portfolio Manager / Assistant Portfolio Manager		Dollar Range of Shares in the Fund
			$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Long-Short Fund	Christopher Bingaman	PM						X
	Jason Downey	PM					X
	Charles Bath	APM						X
	Nathan Palmer	APM		X

On Page 55, R.H. (Ric) Dillon is removed from the table indicating the dollar range of shares beneficially owned in aggregate of all Diamond Hill Funds.

The Other Portfolio Manager Information section is revised as follows:

On Page 57, the table for R.H. (Dillon) is deleted, and on Page 58 the table for Nathan Palmer is deleted and replaced with the following information:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Nathan Palmer	Registered Investment Company	0	$0	0	$0
Portfolio Manager, Research Opportunities Fund; Assistant Portfolio Manager, Long-Short Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE